Shareholders' Equity (Details)	1 Months Ended	12 Months Ended
	Nov. 22, 2018 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Aug. 16, 2018 $ / shares shares
Shareholders' Equity (Details) [Line Items]
Restricted cash		¥ 114,161,660			$ 16,364,448
Statutory reserve		¥ 22,201,382	¥ 19,647,831		$ 3,182,446
Capital contribution (in Yuan Renminbi) | ¥				¥ 30,000,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock authorized share						20,115,570
Common stock per value (in Dollars per share) | $ / shares						$ 0.0001
Issuance of common stock			20,115,570
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Common stock authorized share						466,967,730
Common stock per value (in Dollars per share) | $ / shares						$ 0.0001
Issuance of common stock			79,884,430
Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Common stock authorized share						12,916,700
Common stock per value (in Dollars per share) | $ / shares						$ 1
Series A Convertible Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Convertible preferred stock, shares issued	8,611,133
Convertible preferred stock, values issued (in Dollars) | $	$ 20,000,000
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Voting shares, description		Each Class A Ordinary Share shall be entitled to ten (10) votes on all matters subject to vote at general meetings of the Company, and each Class B Ordinary Share shall be entitled to one (1) vote on all matters subject to vote at general meetings of the Company. Each Class A Ordinary Share is convertible into one (1) Class B Ordinary Share at any time by the holder. Except for the voting right and conversion right, the Class A ordinary shares and Class B ordinary shares shall carry equal rights and rank pari passu with one another, including but not limited to the rights to dividends and other capital distributions.